Equity - Summary of Classes of Share Capital - Common Shares (Detail) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 80,040	$ 75,190
Balance at end of year	$ 87,701	$ 80,040	$ 75,190
Issued capital [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1,830.4	1,842.5
Proceeds from shares issued on exercise of stock options, Number of shares	2.3	2.9
Shares issued as a result of dividend reinvestment plan, Number of shares	4.8	5.0
Shares issued in connection with acquisitions	5.0
Purchase of shares for cancellation and other, Number of Shares	(30.0)	(20.0)
Ending balance, Number of shares	1,812.5	1,830.4	1,842.5
Balance at beginning of period	$ 21,221	$ 20,931	$ 20,711
Proceeds from shares issued on exercise of stock options, Amount	124	152	148
Shares issued as a result of dividend reinvestment plan	357	366
Shares issued in connection with acquisitions, Amount	366
Purchase of shares for cancellation and other, Amount	(355)	(228)	(257)
Balance at end of year	$ 21,713	$ 21,221	$ 20,931